Borrowings - Schedule of reconciliation of loan (Details) - EUR (€) € in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Disclosure of detailed information about borrowings [line items]
Borrowings, beginning period	€ 179,167
Borrowings, ending period	184,060	€ 179,167
Less: non-current portion	(165,631)	(161,261)
CURRENT PORTION	18,428	17,905
Pharmakon loan due 2030 and amended Debt financing agreement due 2028
Disclosure of detailed information about borrowings [line items]
Borrowings, beginning period	173,407	180,841
Proceeds of issue	0	182,979
Transaction costs	0	(10,130)
Principal repayment	0	(170,213)
Accrued interest	9,721	28,403
Payment of interest	(8,505)	(17,558)
Exchange rate difference	5,428	(20,916)
Borrowings, ending period	180,052	173,407
Less: non-current portion	(162,833)	(156,710)
CURRENT PORTION	€ 17,218	€ 16,697